MAJOR CUSTOMERS/VENDORS	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Major Customers/Vendors
NOTE 16 – MAJOR CUSTOMERS/VENDORS

During the years ended December 31, 2015 and 2014, three customers accounted for 100.0% of total sales.  Generally, a substantial percentage of the Company's sales has been made to a small number of customers and is typically on an open account basis.

During the years ended December 31, 2015 and 2014, we purchased 100.0% of our pigment from one vendor.